DEBT (Details) (USD $)					12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Mortgages Payable	Dec. 31, 2012 Mortgages Payable	Dec. 31, 2012 Mortgage loan with a fixed interest of 6.30% per annum and 25 1/2-year amortization schedule, due on September 10, 2013	Dec. 31, 2012 Mortgage loan with a fixed interest of 6.30% per annum and 8-year amortization schedule, due on September 10, 2013	Dec. 31, 2013 Mortgage loan with a fixed interest of 7.66% per annum, due on December 1, 2015	Dec. 31, 2012 Mortgage loan with a fixed interest of 7.66% per annum, due on December 1, 2015	Dec. 31, 2013 Mortgage loan with a fixed interest of 4.50% per annum, due on January 5, 2027	Dec. 31, 2012 Mortgage loan with a fixed interest of 4.50% per annum, due on January 5, 2027	Dec. 31, 2013 Mortgage loan with a fixed interest of 5.56% per annum, due on July 1, 2015	Dec. 31, 2012 Mortgage loan with a fixed interest of 5.56% per annum, due on July 1, 2015	Dec. 31, 2013 Mortgage loan with a fixed interest of 6.65% per annum, due on July 15, 2018	Dec. 31, 2012 Mortgage loan with a fixed interest of 6.65% per annum, due on July 15, 2018	Dec. 31, 2012 Mortgage loan with a fixed interest of 5.95% per annum, due on December 1, 2013	Dec. 31, 2013 Mortgage loan with a fixed interest of 5.06% per annum, due on September 1, 2015	Dec. 31, 2012 Mortgage loan with a fixed interest of 5.06% per annum, due on September 1, 2015	Dec. 31, 2013 Mortgage loan with a fixed interest of 5.39% per annum, due on March 1, 2021	Dec. 31, 2012 Mortgage loan with a fixed interest of 5.39% per annum, due on March 1, 2021	Dec. 31, 2013 Mortgage loan with a fixed interest of 5.18% per annum, due on June 5, 2021	Dec. 31, 2012 Mortgage loan with a fixed interest of 5.18% per annum, due on June 5, 2021	Dec. 31, 2013 Unsecured revolving lines of credit	Dec. 31, 2012 Unsecured revolving lines of credit
Debt
Gross debt	$ 392,319,000		$ 228,319,000	$ 312,017,000	$ 66,644,000	$ 233,000	$ 28,262,000	$ 29,633,000	$ 46,000,000	$ 46,000,000	$ 12,737,000	$ 13,015,000	$ 34,755,000	$ 37,268,000	$ 10,748,000	$ 34,583,000	$ 35,391,000	$ 41,170,000	$ 41,780,000	$ 30,812,000	$ 31,305,000
Premiums and discounts on assumed mortgages payable	2,786,000	3,614,000
Total Debt	395,105,000	345,631,000	231,105,000	315,631,000																		164,000,000	30,000,000
Fixed interest rate (as a percent)					6.30%	6.30%	7.66%		4.50%		5.56%		6.65%		5.95%	5.06%		5.39%		5.18%
Period of amortization schedule					25 years 6 months	8 years	20 years				10 years		25 years
Amount of balance due on maturity					$ 65,147,000		$ 25,324,000		$ 42,008,000		$ 12,288,000		$ 21,136,000		$ 10,500,000	$ 33,068,000		$ 35,695,000		$ 26,232,000
Period of monthly interest only payments									10 years